SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18:-	SUBSEQUENT EVENTS

On March 6, 2019, the Company has notified that Swiss Pro Capital Limited, a company organized under the laws of Switzerland, has filed a legal claim against the Company subsidiaries, Optibase RE 1 s.a.r.l and Optibase Real Estate Europe SARL pursuant to which Swiss Pro mainly demands the exercise of a granted option to purchase 20% of the shares of Optibase RE 1 s.a.r.l, the owner of the Rümlang property, or the Option, in connection with an option agreement between Swiss Pro and the Company subsidiaries, dated March 1, 2010. (for further details see Note 11e(2)).